UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2007

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Sean Stephens
Title:            Chief Financial Officer
Phone:            312.267.6810

Signature, Place, and Date of Signing:

/s/ Sean Stephens                          Chicago, IL             2-12-08
-------------------------------            -------------           -------
           [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $59,946
                                            (thousands)

List of Other Included Managers:            None



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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1                   COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
          --------                   --------       --------    --------       --------      --------    --------       --------
                                                                  VALUE   SHRS OR SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
       NAME OF ISSUER             TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE SHARED NONE
       --------------             --------------      -----     --------  ----------------  ----------   --------   ----------------
          APPLE INC                     COM         037833100     $5,088        25,688 SH       SOLE        N/A             25,688
      APOLLO GROUP INC                 CL A         037604105     $6,240        88,950 SH       SOLE        N/A             88,950
      CF INDS HLDGS INC                 COM         125269100     $1,552        14,100 SH       SOLE        N/A             14,100
        CME GROUP INC                   COM         12572Q105     $7,001        10,206 SH       SOLE        N/A             10,206
   CORINTHIAN COLLEGES INC              COM         218868107     $1,012        65,700 SH       SOLE        N/A             65,700
         EQUINIX INC                  COM NEW       29444U502     $1,248        12,350 SH       SOLE        N/A             12,350
     GOLDEN TELECOM INC                 COM         38122G107     $1,343        13,300 SH       SOLE        N/A             13,300
   GOLDMAN SACHS GROUP INC              COM         38141G104     $3,556        16,535 SH       SOLE        N/A             16,535
       MONSANTO CO NEW                  COM         61166W101     $6,013        53,840 SH       SOLE        N/A             53,840
          MOSAIC CO                     COM         61945A107     $1,512        16,025 SH       SOLE        N/A             16,025
         PEPSICO INC                    COM         713448108     $3,324        43,800 SH       SOLE        N/A             43,800
    POTASH CORP SASK INC                COM         73755L107     $5,762        40,025 SH       SOLE        N/A             40,025
   TIME WARNER TELECOM INC             CL A         887319101     $3,175       156,465 SH       SOLE        N/A            156,465
   AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105     $1,426        23,230 SH       SOLE        N/A             23,230
     BANCO BRADESCO S A           SP ADR PFD NEW    059460303     $1,402        43,800 SH       SOLE        N/A             43,800
      CHINA UNICOM LTD             SPONSORED ADR    16945R104     $4,256       189,991 SH       SOLE        N/A            189,991
        HDFC BANK LTD             ADR REPS 3 SHS    40415F101     $1,468        11,250 SH       SOLE        N/A             11,250
OPEN JT STK CO-VIMPEL COMMUN       SPONSORED ADR    68370R109     $4,568       109,800 SH       SOLE        N/A            109,800

                           TOTAL                                 $59,946
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